Expense Example - Western Asset Management Strategic Bond Opportunities Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	745
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,044
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 926